Premises, Equipment and Other Assets Premises and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 21,175	$ 20,089
Accumulated depreciation and amortization	11,866	11,169
Net book value, premises and equipment	9,309	8,920
Premises, Equipment and Other Assets Textual [Abstract]
Depreciation and amortization expense for premises and equipment	1,400	1,300	$ 1,200
Net gain (loss) on disposition of premises and equipment	82	32	$ 128
Land [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	1,857	1,757
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	9,499	8,974
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	7,189	6,896
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	2,597	2,387
Finance lease ROU assets [Member]
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 33	$ 75